Segment And Geographic Information (Net Interest Revenue) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Non-interest revenues	¥ 1,412,063	¥ 1,056,285	¥ 1,112,034
Net interest revenue	119,989	91,309	29,381
Net revenue	1,532,052	1,147,594	1,141,415
Non-interest expenses	1,450,902	1,037,443	1,045,575
Income (loss) before income taxes	81,150	110,151	95,840
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	347,385	389,404	384,816
Net interest revenue	2,873	3,029	3,456
Net revenue	350,258	392,433	388,272
Non-interest expenses	287,128	291,245	274,915
Income (loss) before income taxes	63,130	101,188	113,357
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	63,022	62,670	60,537
Net interest revenue	2,778	3,865	1,515
Net revenue	65,800	66,535	62,052
Non-interest expenses	45,281	46,513	46,836
Income (loss) before income taxes	20,519	20,022	15,216
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	426,608	534,094	763,567
Net interest revenue	129,274	96,442	25,964
Net revenue	555,882	630,536	789,531
Non-interest expenses	593,465	623,819	614,349
Income (loss) before income taxes	(37,583)	6,717	175,182
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	575,048	70,117	(96,886)
Net interest revenue	(14,936)	(12,027)	(1,554)
Net revenue	560,112	58,090	(98,440)
Non-interest expenses	525,028	75,866	109,475
Income (loss) before income taxes	¥ 35,084	¥ (17,776)	¥ (207,915)